Income Taxes - Tax Effected Operating Loss, Capital Loss, and Tax Credit Carryovers (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Tax effected operating loss, capital loss, and tax credit carryovers
Deferred tax assets valuation allowance	$ 142	$ 135
Federal jurisdiction
Tax effected operating loss, capital loss, and tax credit carryovers
Tax effected operating loss, capital loss, and tax credit carryovers	$ 115
Federal jurisdiction | Minimum
Tax effected operating loss, capital loss, and tax credit carryovers
Tax effected operating loss, capital loss, and tax credit carryovers, expiration date (in years)	1 year
Federal jurisdiction | Maximum
Tax effected operating loss, capital loss, and tax credit carryovers
Tax effected operating loss, capital loss, and tax credit carryovers, expiration date (in years)	10 years
State jurisdiction
Tax effected operating loss, capital loss, and tax credit carryovers
Tax effected operating loss, capital loss, and tax credit carryovers	$ 75
State jurisdiction | Minimum
Tax effected operating loss, capital loss, and tax credit carryovers
Tax effected operating loss, capital loss, and tax credit carryovers, expiration date (in years)	1 year
State jurisdiction | Maximum
Tax effected operating loss, capital loss, and tax credit carryovers
Tax effected operating loss, capital loss, and tax credit carryovers, expiration date (in years)	11 years
International jurisdiction
Tax effected operating loss, capital loss, and tax credit carryovers
Tax effected operating loss, capital loss, and tax credit carryovers	$ 44
International jurisdiction | Minimum
Tax effected operating loss, capital loss, and tax credit carryovers
Tax effected operating loss, capital loss, and tax credit carryovers, expiration date (in years)	1 year